Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 351	$ 0	$ 676,592	$ 488,105	$ 19,340	$ 1,184,388
Beginning balance,shares at Dec. 31, 2023	35,188,323	43,592
Stock-based compensation expense (Note 10)	$ 2	$ 0	2,302	0	0	2,304
Stock-based compensation expense (Note 10), shares	141,356
Cancellation of Class A common shares (Note 9)	$ (2)	0	(4,992)	0	0	(4,994)
Cancellation of Class A common shares (Note 16), shares	(251,772)
Other comprehensive loss	$ 0	0	0	0	241	241
Net Income for the period	0	0	0	91,890	0	91,890
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,214)	0	(13,214)
Ending balance, value at Mar. 31, 2024	$ 351	$ 0	673,902	564,397	19,581	1,258,231
Ending balance,shares at Mar. 31, 2024	35,077,907	43,592
Stock-based compensation expense (Note 10)	$ 2	$ 0	2,154	0	0	2,156
Stock-based compensation expense (Note 10), shares	182,122
Other comprehensive loss	$ 0	0	0	0	(1,719)	(1,719)
Net Income for the period	0	0	0	88,027	0	88,027
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(13,255)	0	(13,255)
Ending balance, value at Jun. 30, 2024	$ 353	$ 0	676,056	636,785	17,862	1,331,056
Ending balance,shares at Jun. 30, 2024	35,260,029	43,592
Beginning balance, value at Dec. 31, 2024	$ 355	$ 0	680,743	773,759	8,624	1,463,481
Beginning balance,shares at Dec. 31, 2024	35,447,370	43,592
Stock-based compensation expense (Note 10)	$ 2	$ 0	2,120	0	0	2,122
Stock-based compensation expense (Note 10), shares	158,068
Other comprehensive loss	$ 0	0	0	0	(2,409)	(2,409)
Net Income for the period	0	0	0	123,394	0	123,394
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(16,043)	0	(16,043)
Ending balance, value at Mar. 31, 2025	$ 357	$ 0	682,863	878,726	6,215	1,568,161
Ending balance,shares at Mar. 31, 2025	35,605,438	43,592
Stock-based compensation expense (Note 10)	$ 0	$ 0	2,122	0	0	2,122
Stock-based compensation expense (Note 10), shares	7,146
Other comprehensive loss	$ 0	0	0	0	(1,602)	(1,602)
Net Income for the period	0	0	0	95,437	0	95,437
Series B Preferred Shares dividend (Note 9)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	(18,763)	0	(18,763)
Ending balance, value at Jun. 30, 2025	$ 357	$ 0	$ 684,985	$ 953,016	$ 4,613	$ 1,642,971
Ending balance,shares at Jun. 30, 2025	35,612,584	43,592